Goodwill - Development of goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill at beginning of period	€ 257,569	€ 247,370
Business combination	19,622
Foreign currency translation	(2,372)	10,199
Goodwill at end of period	274,819	257,569
OAI/Evotec International Execute
Goodwill
Goodwill at beginning of period	84,480	79,816
Foreign currency translation	(2,257)	4,664
Goodwill at end of period	82,223	84,480
OAI/Evotec International Innovate
Goodwill
Goodwill at beginning of period	9,204	9,154
Foreign currency translation	(40)	50
Goodwill at end of period	9,164	9,204
Aptuit Execute
Goodwill
Goodwill at beginning of period	128,845	126,059
Business combination	19,622
Foreign currency translation	(2,243)	2,786
Goodwill at end of period	146,224	128,845
Evotec (US) Execute
Goodwill
Goodwill at beginning of period	4,197	3,874
Foreign currency translation	260	323
Goodwill at end of period	4,457	4,197
Just Execute
Goodwill
Goodwill at beginning of period	30,843	28,467
Foreign currency translation	1,908	2,376
Goodwill at end of period	€ 32,751	€ 30,843